RIGHT-OF-USE ASSETS - Summary of group leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 26,039
Ending balance	35,244	$ 26,039
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	125,136	99,259
Additions	65,955	49,766
Transfer to ships, property, plant and equipment	(44,452)	(23,436)
Derecognition of right-of-use asset		(405)
Acquisition of subsidiaries	80
Effect of foreign currency exchange differences	11	(48)
Adjustment	(2,854)
Ending balance	143,876	125,136
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	97,268	65,948
Depreciation	32,038	36,565
Transfer to ships, property, plant and equipment	(19,703)	(4,809)
Derecognition of right-of-use asset	393	(405)
Effect of foreign currency exchange differences	8	(31)
Adjustment	(2,808)
Ending balance	107,196	97,268
Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,829	844
Derecognition of right-of-use asset	(393)
Impairment loss		985
Ending balance	1,436	1,829
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	791
Ending balance	2,449	791
Office and residential property [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,341	2,896
Additions	3,272	898
Transfer to ships, property, plant and equipment	0	0
Derecognition of right-of-use asset		(405)
Acquisition of subsidiaries	80
Effect of foreign currency exchange differences	11	(48)
Adjustment	(2,710)
Ending balance	3,994	3,341
Office and residential property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,550	2,097
Depreciation	1,695	889
Transfer to ships, property, plant and equipment	0	0
Derecognition of right-of-use asset	0	(405)
Effect of foreign currency exchange differences	8	(31)
Adjustment	(2,708)
Ending balance	1,545	2,550
Office and residential property [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Derecognition of right-of-use asset	0
Impairment loss		0
Ending balance	0	0
Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25,080
Ending balance	32,702	25,080
Ships [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	121,280	95,887
Additions	62,600	48,829
Transfer to ships, property, plant and equipment	(44,452)	(23,436)
Derecognition of right-of-use asset		0
Acquisition of subsidiaries	0
Effect of foreign currency exchange differences	0	0
Adjustment	0
Ending balance	139,428	121,280
Ships [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	94,371	63,633
Depreciation	30,229	35,547
Transfer to ships, property, plant and equipment	(19,703)	(4,809)
Derecognition of right-of-use asset	393	0
Effect of foreign currency exchange differences	0	0
Adjustment	0
Ending balance	105,290	94,371
Ships [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,829	844
Derecognition of right-of-use asset	(393)
Impairment loss		985
Ending balance	1,436	1,829
Ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	168
Ending balance	93	168
Ship equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	515	476
Additions	83	39
Transfer to ships, property, plant and equipment	0	0
Derecognition of right-of-use asset		0
Acquisition of subsidiaries	0
Effect of foreign currency exchange differences	0	0
Adjustment	(144)
Ending balance	454	515
Ship equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	347	218
Depreciation	114	129
Transfer to ships, property, plant and equipment	0	0
Derecognition of right-of-use asset	0	0
Effect of foreign currency exchange differences	0	0
Adjustment	(100)
Ending balance	361	347
Ship equipment [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Derecognition of right-of-use asset	0
Impairment loss		0
Ending balance	$ 0	$ 0